Subsidiary Guarantors of the Public Bonds	12 Months Ended
Jan. 02, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Subsidiary Guarantors of the Public Bonds
SUBSIDIARY GUARANTORS OF THE PUBLIC BONDS
The following tables present consolidated condensed financial information for (a) the Company (for purposes of this discussion and table, “Parent”); (b) the guarantors of the Public Bonds, which include substantially all of the domestic, 100% owned subsidiaries of the Parent (“Subsidiary Guarantors”); and (c) the wholly- and partially-owned foreign subsidiaries of the Parent, which do not guarantee the Notes (“Non-Guarantor Subsidiaries”). Separate financial statements of the Subsidiary Guarantors are not presented because they are fully and unconditionally, jointly and severally liable under the guarantees, except for normal and customary release provisions.
WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES
Consolidated Condensed Statements of Operations
For the fiscal year ended January 2, 2016

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$613.3	$2,628.6	$723.8	$(1,274.1)	$2,691.6
Cost of goods sold	458.4	1,948.8	375.2	(1,145.5)	1,636.9
Restructuring costs	(0.1)	2.8	0.3	—	3.0
Gross profit	155.0	677.0	348.3	(128.6)	1,051.7
Selling, general and administrative expenses	127.9	559.2	257.5	(128.6)	816.0
Restructuring and impairment costs	3.5	24.0	7.1	—	34.6
Operating profit	23.6	93.8	83.7	—	201.1
Other expenses:
Interest expense (income), net	38.6	0.1	(0.5)	—	38.2
Debt extinguishment costs	1.6	—	—	—	1.6
Other income	(1.2)	(1.1)	(1.0)	—	(3.3)
Total other expense (income)	39.0	(1.0)	(1.5)	—	36.5
Earnings (loss) before income taxes	(15.4)	94.8	85.2	—	164.6
Income tax expense (benefit)	(6.3)	38.6	9.1	—	41.4
Earnings (loss) before equity in earnings of consolidated subsidiaries	(9.1)	56.2	76.1	—	123.2
Equity in earnings of consolidated subsidiaries	131.9	13.6	88.0	(233.5)	—
Net earnings	122.8	69.8	164.1	(233.5)	123.2
Less: net earnings attributable to noncontrolling interest	—	—	0.4	—	0.4
Net earnings attributable to Wolverine World Wide, Inc.	$122.8	$69.8	$163.7	$(233.5)	$122.8

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES
Consolidated Condensed Statements of Comprehensive Income
For the fiscal year ended January 2, 2016

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net earnings	$122.8	$69.8	$164.1	$(233.5)	$123.2
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(31.8)	—	(31.8)	31.8	(31.8)
Change in fair value of foreign exchange contracts	(2.2)	—	(2.2)	2.2	(2.2)
Change in fair value of interest rate swap	(2.8)	—	—	—	(2.8)
Pension adjustments	28.8	1.2	—	(1.2)	28.8
Other comprehensive income (loss)	(8.0)	1.2	(34.0)	32.8	(8.0)
Comprehensive income	114.8	71.0	130.1	(200.7)	115.2
Less: comprehensive loss attributable to noncontrolling interest	(1.4)	—	(1.0)	1.4	(1.0)
Comprehensive income attributable to Wolverine World Wide, Inc.	$116.2	$71.0	$131.1	$(202.1)	$116.2
WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES
Consolidated Condensed Statements of Operations
For the fiscal year ended January 3, 2015

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$607.8	$3,276.1	$848.8	$(1,971.6)	$2,761.1
Cost of goods sold	442.9	2,594.9	483.5	(1,847.5)	1,673.8
Restructuring costs	0.1	—	0.9	—	1.0
Gross profit	164.8	681.2	364.4	(124.1)	1,086.3
Selling, general and administrative expenses	126.1	555.1	258.1	(124.1)	815.2
Acquisition-related integration costs	6.5	1.1	7.6	—	15.2
Restructuring costs	3.0	10.4	12.6	—	26.0
Operating profit (loss)	29.2	114.6	86.1	—	229.9
Other expenses:
Interest expense (income), net	45.4	0.1	(0.1)	—	45.4
Debt extinguishment costs	1.3	—	—	—	1.3
Other expense (income), net	—	(1.3)	3.0	—	1.7
Total other expense (income)	46.7	(1.2)	2.9	—	48.4
Earnings (loss) before income taxes	(17.5)	115.8	83.2	—	181.5
Income tax expense	0.7	37.7	9.2	—	47.6
Earnings (loss) before equity in earnings of consolidated subsidiaries	(18.2)	78.1	74.0	—	133.9
Equity in earnings of consolidated subsidiaries	151.3	9.4	74.7	(235.4)	—
Net earnings	133.1	87.5	148.7	(235.4)	133.9
Less: net earnings attributable to noncontrolling interest	—	—	0.8	—	0.8
Net earnings attributable to Wolverine World Wide, Inc.	$133.1	$87.5	$147.9	$(235.4)	$133.1

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES
Consolidated Condensed Statements of Comprehensive Income
For the fiscal year ended January 3, 2015

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net earnings	$133.1	$87.5	$148.7	$(235.4)	$133.9
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(17.4)	—	(18.5)	17.4	(18.5)
Change in fair value of foreign exchange contracts	9.4	—	9.4	(9.4)	9.4
Change in fair value of interest rate swap	(0.2)	—	—	—	(0.2)
Pension adjustments	(32.1)	(10.3)	—	10.3	(32.1)
Other comprehensive loss	(40.3)	(10.3)	(9.1)	18.3	(41.4)
Comprehensive income	92.8	77.2	139.6	(217.1)	92.5
Less: comprehensive loss attributable to noncontrolling interest	—	—	(0.3)	—	(0.3)
Comprehensive income attributable to Wolverine World Wide, Inc.	$92.8	$77.2	$139.9	$(217.1)	$92.8
WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES
Consolidated Condensed Statements of Operations
For the fiscal year ended December 28, 2013

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$538.2	$3,849.1	$774.4	$(2,470.6)	$2,691.1
Cost of goods sold	383.8	3,207.9	415.4	(2,388.1)	1,619.0
Restructuring costs	0.1	—	7.5	—	7.6
Gross profit	154.3	641.2	351.5	(82.5)	1,064.5
Selling, general and administrative expenses	139.0	506.7	266.8	(82.5)	830.0
Acquisition-related transaction and integration costs	16.9	14.9	9.7	—	41.5
Restructuring and impairment costs	—	—	0.7	—	0.7
Operating profit (loss)	(1.6)	119.6	74.3	—	192.3
Other expenses:
Interest expense (income), net	52.1	(0.2)	0.1	—	52.0
Debt extinguishment costs	13.1	—	—	—	13.1
Other expense (income), net	(3.7)	0.1	3.1	—	(0.5)
Total other expense (income)	61.5	(0.1)	3.2	—	64.6
Earnings (loss) before income taxes	(63.1)	119.7	71.1	—	127.7
Income tax expense	1.5	19.3	5.9	—	26.7
Earnings (loss) before equity in earnings of consolidated subsidiaries	(64.6)	100.4	65.2	—	101.0
Equity in earnings of consolidated subsidiaries	165.0	114.5	21.7	(301.2)	—
Net earnings	100.4	214.9	86.9	(301.2)	101.0
Less: net earnings attributable to noncontrolling interest	—	—	0.6	—	0.6
Net earnings attributable to Wolverine World Wide, Inc.	$100.4	$214.9	$86.3	$(301.2)	$100.4

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES
Consolidated Condensed Statements of Comprehensive Income
For the fiscal year ended December 28, 2013

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net earnings	$100.4	$214.9	$86.9	$(301.2)	$101.0
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(5.4)	—	(5.4)	5.4	(5.4)
Change in fair value of foreign exchange contracts	0.9	—	0.9	(0.9)	0.9
Change in fair value of interest rate swap	1.6	—	—	—	1.6
Pension adjustments	81.2	13.1	—	(13.1)	81.2
Other comprehensive (loss) income	78.3	13.1	(4.5)	(8.6)	78.3
Comprehensive income	178.7	228.0	82.4	(309.8)	179.3
Less comprehensive income (loss) attributable to noncontrolling interest	(0.1)	—	0.6	—	0.5
Comprehensive income attributable to Wolverine World Wide, Inc.	$178.8	$228.0	$81.8	$(309.8)	$178.8

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES
Consolidated Condensed Balance Sheets
As of January 2, 2016

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$27.2	$2.6	$164.3	$—	$194.1
Accounts receivable, net	84.8	105.8	108.3	—	298.9
Inventories:
Finished products	(0.8)	371.7	77.1	—	448.0
Raw materials and work-in-process	0.8	1.8	16.0	—	18.6
Total inventories	—	373.5	93.1	—	466.6
Prepaid expenses and other current assets	10.7	24.9	18.6	—	54.2
Total current assets	122.7	506.8	384.3	—	1,013.8
Property, plant and equipment:
Gross cost	228.4	170.5	32.6	—	431.5
Accumulated depreciation	(178.1)	(103.6)	(18.2)	—	(299.9)
Property, plant and equipment, net	50.3	66.9	14.4	—	131.6
Other assets:
Goodwill	2.7	353.3	73.1	—	429.1
Indefinite-lived intangibles	3.8	675.3	6.3	—	685.4
Amortizable intangibles, net	0.6	96.7	—	—	97.3
Deferred income taxes	—	—	3.7	—	3.7
Other	54.1	15.6	3.8	—	73.5
Intercompany accounts receivable	19.8	3,002.0	583.9	(3,605.7)	—
Investment in affiliates	3,388.4	854.0	949.4	(5,191.8)	—
Total other assets	3,469.4	4,996.9	1,620.2	(8,797.5)	1,289.0
Total assets	$3,642.4	$5,570.6	$2,018.9	$(8,797.5)	$2,434.4
WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES
Consolidated Condensed Balance Sheets - continued
As of January 2, 2016

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$37.3	$98.7	$63.7	$—	$199.7
Accrued salaries and wages	17.2	4.3	7.0	—	28.5
Other accrued liabilities	42.6	35.6	30.0	—	108.2
Current maturities of long-term debt	16.9	—	—	—	16.9
Total current liabilities	114.0	138.6	100.7	—	353.3
Long-term debt, less current maturities	792.3	0.6	—	—	792.9
Accrued pension liabilities	91.2	18.4	—	—	109.6
Deferred income taxes	(75.2)	249.8	4.0	—	178.6
Other liabilities	17.0	11.2	2.1	—	30.3
Intercompany accounts payable	1,739.4	1,360.0	506.3	(3,605.7)	—
Stockholders’ equity
Wolverine World Wide, Inc. stockholders’ equity	963.7	3,792.0	1,399.8	(5,191.8)	963.7
Noncontrolling interest	—	—	6.0	—	6.0
Total stockholders’ equity	963.7	3,792.0	1,405.8	(5,191.8)	969.7
Total liabilities and stockholders’ equity	$3,642.4	$5,570.6	$2,018.9	$(8,797.5)	$2,434.4
WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES
Consolidated Condensed Balance Sheets
As of January 3, 2015

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$11.4	$3.3	$209.1	$—	$223.8
Accounts receivable, net	18.8	181.4	112.5	—	312.7
Inventories:
Finished products	59.5	260.0	78.6	—	398.1
Raw materials and work-in-process	2.1	1.3	12.5	—	15.9
Total inventories	61.6	261.3	91.1	—	414.0
Deferred income taxes	12.8	14.0	1.3	—	28.1
Prepaid expenses and other current assets	24.8	21.4	17.4	—	63.6
Total current assets	129.4	481.4	431.4	—	1,042.2
Property, plant and equipment:
Gross cost	230.7	150.7	33.9	—	415.3
Accumulated depreciation	(183.3)	(72.6)	(22.6)	—	(278.5)
Property, plant and equipment, net	47.4	78.1	11.3	—	136.8
Other assets:
Goodwill	7.9	353.0	77.9	—	438.8
Indefinite-lived intangibles	4.3	674.9	11.3	—	690.5
Amortizable intangibles, net	0.6	111.5	—	—	112.1
Deferred income taxes	—	—	2.8	—	2.8
Other	53.1	11.9	3.1	—	68.1
Intercompany accounts receivable	22.1	2,225.4	621.1	(2,868.6)	—
Investment in affiliates	3,158.2	608.8	1,221.3	(4,988.3)	—
Total other assets	3,246.2	3,985.5	1,937.5	(7,856.9)	1,312.3
Total assets	$3,423.0	$4,545.0	$2,380.2	$(7,856.9)	$2,491.3
WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES
Consolidated Condensed Balance Sheets - continued
As of January 3, 2015

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$37.5	$66.4	$45.5	$—	$149.4
Accrued salaries and wages	23.2	6.0	6.9	—	36.1
Other accrued liabilities	31.6	40.9	36.0	—	108.5
Current maturities of long-term debt	46.7	—	—	—	46.7
Total current liabilities	139.0	113.3	88.4	—	340.7
Long-term debt, less current maturities	840.3	0.6	—	—	840.9
Accrued pension liabilities	106.6	21.5	—	—	128.1
Deferred income taxes	(60.7)	274.7	3.0	—	217.0
Other liabilities	13.3	10.6	2.7	—	26.6
Intercompany accounts payable	1,451.0	734.5	683.1	(2,868.6)	—
Stockholders’ equity:
Wolverine World Wide, Inc. stockholders’ equity	933.5	3,389.8	1,598.5	(4,988.3)	933.5
Noncontrolling interest	—	—	4.5	—	4.5
Total stockholders’ equity	933.5	3,389.8	1,603.0	(4,988.3)	938.0
Total liabilities and stockholders’ equity	$3,423.0	$4,545.0	$2,380.2	$(7,856.9)	$2,491.3

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES
Consolidated Condensed Statements of Cash Flow
For the fiscal year ended January 2, 2016

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$221.2	$24.3	$(30.0)	$—	$215.5
Investing activities
Additions to property, plant and equipment	(15.9)	(21.1)	(9.4)		(46.4)
Other	0.3	(3.9)	—	—	(3.6)
Net cash used in investing activities	(15.6)	(25.0)	(9.4)	—	(50.0)
Financing activities
Borrowings of long-term debt	450.0	—	—	—	450.0
Payments of long-term debt	(530.9)	—	—	—	(530.9)
Payments of debt issuance costs	(2.4)	—	—	—	(2.4)
Cash dividends paid	(24.4)	—	—	—	(24.4)
Purchase of common stock for treasury	(92.6)	—	—	—	(92.6)
Purchases of shares under employee stock plans	(7.7)	—	—	—	(7.7)
Proceeds from the exercise of stock options	13.3	—	—	—	13.3
Excess tax benefits from stock-based compensation	4.9	—	—	—	4.9
Contributions from noncontrolling interests	—	—	2.5	—	2.5
Net cash (used in) provided by financing activities	(189.8)	—	2.5	—	(187.3)
Effect of foreign exchange rate changes	—	—	(7.9)	—	(7.9)
Increase (decrease) in cash and cash equivalents	15.8	(0.7)	(44.8)	—	(29.7)
Cash and cash equivalents at beginning of the year	11.4	3.3	209.1	—	223.8
Cash and cash equivalents at end of the year	$27.2	$2.6	$164.3	$—	$194.1
WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES
Consolidated Condensed Statements of Cash Flow
For the fiscal year ended January 3, 2015

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$274.1	$9.1	$31.4	$—	$314.6
Investing activities
Additions to property, plant and equipment	(7.7)	(19.6)	(2.7)	—	(30.0)
Investment in joint ventures	—	—	(1.1)	—	(1.1)
Other	(2.4)	(1.2)	(0.1)	—	(3.7)
Net cash used in investing activities	(10.1)	(20.8)	(3.9)	—	(34.8)
Financing activities
Payments of long-term debt	(249.8)	—	—	—	(249.8)
Cash dividends paid	(24.0)	—	—	—	(24.0)
Purchases of shares under employee stock plans	(10.5)	—	—	—	(10.5)
Proceeds from the exercise of stock options	7.3	—	—	—	7.3
Excess tax benefits from stock-based compensation	5.6	—	—	—	5.6
Contributions from noncontrolling interest	—	—	1.0	—	1.0
Net cash provided by (used in) financing activities	(271.4)	—	1.0	—	(270.4)
Effect of foreign exchange rate changes	—	—	0.2	—	0.2
Increase (decrease) in cash and cash equivalents	(7.4)	(11.7)	28.7	—	9.6
Cash and cash equivalents at beginning of the year	18.8	15.0	180.4	—	214.2
Cash and cash equivalents at end of the year	$11.4	$3.3	$209.1	$—	$223.8

WOLVERINE WORLD WIDE, INC. AND SUBSIDIARIES
Consolidated Condensed Statements of Cash Flow
For the fiscal year ended December 28, 2013

(In millions)	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$127.1	$(10.0)	$85.2	$—	$202.3
Investing activities
Additions to property, plant and equipment	(11.9)	(25.0)	(4.8)	—	(41.7)
Proceeds from sale of property, plant and equipment	—	2.8	—	—	2.8
Investment in joint venture	—	—	(2.5)	—	(2.5)
Other	(2.9)	(1.3)	0.9	—	(3.3)
Net cash used in investing activities	(14.8)	(23.5)	(6.4)	—	(44.7)
Financing activities
Borrowings of long-term debt	775.0	—	—	—	775.0
Payments of long-term debt	(875.0)	—	—	—	(875.0)
Payments of debt issuance costs	(2.3)	—	—	—	(2.3)
Cash dividends paid	(23.7)	—	—	—	(23.7)
Purchases of shares under employee stock plans	(0.8)	—	—	—	(0.8)
Proceeds from the exercise of stock options	8.6	—	—	—	8.6
Excess tax benefits from stock-based compensation	3.4	—	—	—	3.4
Contributions from noncontrolling interest	—	—	2.0	—	2.0
Net cash (used in) provided by financing activities	(114.8)	—	2.0	—	(112.8)
Effect of foreign exchange rate changes	—	—	(2.0)	—	(2.0)
Increase (decrease) in cash and cash equivalents	(2.5)	(33.5)	78.8	—	42.8
Cash and cash equivalents at beginning of the year	21.3	48.5	101.6	—	171.4
Cash and cash equivalents at end of the year	$18.8	$15.0	$180.4	$—	$214.2